FAIR VALUE OF FINANCIAL INSTRUMENTS - Level III (Details) - Level III - Discounted cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Mortgage servicing rights
Fair Value Measurements
Derivative assets	$ 61,800	$ 58,889
Mortgage servicing rights | Minimum
Fair Value Measurements
Discount rate (as a percent)	8.00%	8.00%
Mortgage servicing rights | Maximum
Fair Value Measurements
Discount rate (as a percent)	14.00%	14.00%
Mortgage servicing rights | Weighted Average
Fair Value Measurements
Discount rate (as a percent)	11.10%	11.40%
Loan commitments
Fair Value Measurements
Derivative assets	$ 6,607	$ 1,670
Loan commitments | Minimum
Fair Value Measurements
Discount rate (as a percent)	8.00%	8.00%
Loan commitments | Maximum
Fair Value Measurements
Discount rate (as a percent)	12.00%	8.00%
Loan commitments | Weighted Average
Fair Value Measurements
Discount rate (as a percent)	8.20%	8.00%
MSR purchase commitment
Fair Value Measurements
Derivative assets	$ 330
Discount rate (as a percent)	8.00%
MSR purchase commitment | Weighted Average
Fair Value Measurements
Discount rate (as a percent)	8.00%